The Nature of Expenses (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee benefits expense	$ 106,926	$ 104,340
Cost of Revenues [Member]
Employee benefits expense	6,512	5,223
Operating Expenses [Member]
Employee benefits expense	$ 100,414	$ 99,117